Subordinated Notes and Debentures (Tables)	12 Months Ended
Oct. 31, 2025
Subordinated Notes and Debentures [Abstract]
Summary of Subordinated Notes and Debentures
Subordinated Notes and Debentures 1
(millions of Canadian dollars, except

as noted)
As at
Earliest par
Interest Reset redemption October 31 October 31
Maturity date rate (%)
2
spread (%) date 2025 2024
May 26, 2025
3
9.150 n/a – $ – $ 200
April 22, 2030 4 3.105 n/a April 22, 2025 – 2,989
March 4, 2031 4.859 3.490 5 March 4, 2026 1,252 1,257
September 15, 2031 3.625 2.205
6
September 15, 2026 1,997 2,045
January 26, 2032 3.060 1.330
7
January 26, 2027 1,715 1,637
April 9, 2034 5.177 1.530 7 April 9, 2029 1,820 1,803
September 10, 2034 5.146 1.500 8 September 10, 2029 1,396 1,359
October 30, 2034 1.601 1.032 9 October 30, 2029 181 183
January 23, 2036 4.030 1.500
6
January 23, 2031 1,209 –
February 1, 2035 4.231 1.540
7
February 1, 2030 1,009 –
September 25, 2035 2.058 0.970 10 September 25, 2030 127 –
July 23, 2040 5.930 1.870 11 July 23, 2035 27 –
Total $ 10,733 $ 11,473
1
The outstanding subordinated notes and debentures include non-viability contingent capital (NVCC) provisions and qualify as regulatory capital under OSFI’s Capital Adequacy
Requirements (CAR) guideline. Refer to Note 19 for further details.
2
Interest rate is for the period to but excluding the earliest par redemption date and, thereafter,

if not otherwise redeemed, it will be reset at the applicable reset rate.
3
On May 26, 2025, this note matured and all of the accrued interest and outstanding principal was repaid in full.
4

On April 22, 2025, the Bank redeemed all of its outstanding $
3

billion
3.105 % medium-term notes due April 22, 2030, at a redemption price of 100 per cent of the principal amount, plus
accrued and unpaid interest to, but excluding, the redemption date.
5
To be reset at a rate to be determined

with consent of the noteholders as the CORRA-based rate and spread considered to be reasonably equivalent to the of
3-month bankers’
acceptance rate

(as such term is defined in the applicable offering document) plus the reset spread noted.
6
To be reset at a rate of 5-year Mid-Swap Rate

plus the reset spread noted.
7
To be reset at Daily Compounded

Canadian Overnight Repo Rate Average plus the reset spread noted.
8 To be reset at the prevailing 5-year U.S. Treasury Rate

plus the reset spread noted.
9
To be reset at the Japanese

government bond yield plus the reset spread noted.
10 To be reset at the 5-year Tokyo Overnight Average Rate

mid-swap rate plus the reset spread noted.
11 To be reset at the 3-month Bank Bill Swap Rate

plus the reset spread noted.